REVENUE (Schedule of Disaggregation of Revenue Quantitative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 2,154,754	$ 990,945	$ 8,039,448	$ 13,641,315
Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,623,275	345,187	1,801,043	1,377,459
Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	531,479	645,758	6,238,405	12,263,856
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,333,198	513,674	4,956,130	11,963,438
Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	531,479	345,187		1,377,459
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	130,592	129,699	266,449	246,658
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue			7,155	53,760
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	157,100		1,008,671
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,757,446	713,258	5,558,405	11,201,794
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,323,322	232,148	1,427,250	1,181,476
Rail [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	434,124	481,110	4,131,155	10,020,318
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,323,322	481,110	4,131,155	10,020,318
Rail [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	434,124	232,148		1,181,476
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	55,842	74,335	298,705	465,782
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	65,713	239,089	43,552
Commercial [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	55,842	8,622	59,616	422,230
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	8,622	59,616	422,230
Commercial [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	55,842	65,713		43,552
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,560	27,149
Government [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Government [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,339	27,149
Government [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	0
Government [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,339	0
Government [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	27,149
Government [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Government [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	22,829	44,119
Banking [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Banking [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,537	20,177
Banking [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	21,292	23,942
Banking [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,537	23,942
Banking [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	21,292	20,177
Banking [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Banking [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	132,977	132,084	273,604	300,418
IT Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,385	2,385
IT Suppliers [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	132,977	0
IT Suppliers [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	132,084	273,604	300,418
IT Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
IT Suppliers [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
IT Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	130,592	129,699	266,449	246,658
IT Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue			7,155	53,760
IT Suppliers [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	157,100
Artificial Intelligence [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Artificial Intelligence [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	157,100
Artificial Intelligence [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Artificial Intelligence [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Artificial Intelligence [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Artificial Intelligence [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	0
Artificial Intelligence [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	157,100
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,385	2,385
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,154,754	990,945	8,039,448	13,641,315
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,757,446	713,258	5,558,405	11,201,794
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	55,842	74,335	298,705	465,782
North America [Member] | Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,560	27,149
North America [Member] | Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	22,829	44,119
North America [Member] | IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	132,977	$ 132,084	$ 273,604	$ 300,418
North America [Member] | Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 157,100